Supplement to the

Fund
Class A
		Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Large Cap Growth Fund	FLNAX	FLNTX	FLNBX	FLNEX	FLNOX
Fidelity Advisor Large Cap Value Fund	FLUAX	FLUTX	FLUBX	FLUEX	FLUIX
Fidelity Advisor Mid Cap Growth Fund	FGCAX	FGCTX	FGCBX	FGCCX	FGCOX
Fidelity Advisor Mid Cap Value Fund	FMPAX	FMPTX	FMPBX	FMPEX	FMPOX

Fidelity Advisor® Large Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Large Cap Growth Fund; Fidelity Advisor Large Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Large Cap Value Fund; Fidelity Advisor Mid Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Growth Fund; and Fidelity Advisor Mid Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity® Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Daniel Kelley has replaced Jeffrey Feingold as the portfolio manager of Fidelity Large Cap Growth Fund. All references to Mr. Feingold are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 38.

Daniel Kelley is the portfolio manager of Fidelity Large Cap Growth Fund and receives compensation for his services. As of January 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Large Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Large Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ACOM1B-12-01  March 6, 2012
1.848945.110

The following table provides information relating to other accounts managed by Mr. Kelley as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,294	none	none

* Includes Fidelity Large Cap Growth Fund ($159 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2012, the dollar range of shares of Fidelity Large Cap Growth Fund beneficially owned by Mr. Kelley was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 40.

The following table provides information relating to other accounts managed by Mr. Bennett as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,495	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,495	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Bennett ($200 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Bennett was none.

The following table provides information relating to other accounts managed by Ms. Buck as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 928	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 928	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Ms. Buck ($129 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Ms. Buck was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,831	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,680	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Friedman ($168 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 549	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 549	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Mirshekari ($67 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Mirshekari was none.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,531	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 455	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Barwikowski ($76 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Barwikowski was none.

The following table provides information relating to other accounts managed by Ms. Bertner as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 346	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 346	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Ms. Bertner ($90 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Ms. Bertner was none.